Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies
Schedule of future minimum payments under non-cancelable operating leases
Years ended December 31,	RMB	US$
2015	137,295	22,128
2016	35,231	5,678
2017 and thereafter	6,545	1,055
	179,071	28,861